ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
Condensed Statements of Operations

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB	USD
				(note 2 (ak))
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating (expenses)/income	(3,139,147)	(2,267,582)	474,214	68,117

Other income, net	8,825,212	6,249,651	8,922,475	1,281,633

Income/(loss) from operations	5,686,065	3,982,069	9,396,689	1,349,750

Convertible senior notes issuance costs			(18,646,101)	(2,678,345)
Share of income from subsidiaries and affiliates	124,171,093	348,543,952	911,593,940	130,942,276

Interest (expenses)/income, net	(1,563,985)	(722)	8,421,898	1,209,730
Exchange gain/(loss)	13,412,516	53,953,395	17,153,258	2,463,910
Change in fair value of convertible senior notes and call option	—	—	(29,257,458)	(4,202,571)
Income before income taxes	141,705,689	406,478,694	898,662,226	129,084,750
Income tax expenses	—	—	—	—
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	141,705,689	406,478,694	898,662,226	129,084,750

Condensed Balance Sheets

	December 31, 2018	December 31, 2019
	RMB	RMB	USD
			(note 2 (ak))
ASSETS
Current assets:
Cash and cash equivalent	3,509,861	4,556,832	654,548
Due from subsidiaries	2,509,376,092	3,427,985,887	492,399,363
Due from related parties	3,919,423	16,791,784	2,411,989
Other current assets	152,275	40,601,328	5,832,016
Total current assets	2,516,957,651	3,489,935,831	501,297,916
Investments in subsidiaries	6,843,226,906	7,775,688,241	1,116,907,731
Due from related parties - non current	40,402,875	48,471,930	6,962,557
Call Option	—	294,177,634	42,255,975
Other non-current assets	—	11,961,460	1,718,156
Total assets	9,400,587,432	11,620,235,096	1,669,142,335

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	1,531,072,256	1,564,636,609	224,745,986
Due to related parties	3,939,224	3,061,179	439,711
Other current liabilities	4,129,886	6,076,910	872,894
Convertible senior notes-current	68,632	—	—
Total current liabilities	1,539,209,998	1,573,774,698	226,058,591
Due to related parties – non-current	21,486,120	14,926,514	2,144,060
Convertible senior notes	—	728,215,869	104,601,665
Total liabilities	1,560,696,118	2,316,917,081	332,804,316

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 180,653,497 shares issued as of December 31, 2018 and December 31, 2019, respectively,156,864,737 and 178,930,297 shares outstanding as of December 31, 2018 and December 31, 2019, respectively.)	21,727	24,767	3,558
Additional paid-in capital	4,010,739,727	4,582,849,862	658,285,194
Accumulated other comprehensive income	70,300,898	62,952,198	9,042,517
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2018 and December 31, 2019	(13,875,553)	(13,875,553)	(1,993,098)
Retained earnings	3,772,704,515	4,671,366,741	670,999,848
Total shareholders’ equity	7,839,891,314	9,303,318,015	1,336,338,019

Total liabilities and shareholders’ equity	9,400,587,432	11,620,235,096	1,669,142,335

Condensed Cash Flows

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	USD
				(note 2 (ak))
Cash flows from operating activities:
Net income	141,705,689	406,478,694	898,662,226	129,084,752
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes	—	—	18,646,101	2,678,345
Change in fair value of convertible senior notes	—	—	114,149,092	16,396,491
Change in fair value of call option	—	—	(84,891,634)	(12,193,920)
Share of income from subsidiaries	(124,171,093)	(348,543,952)	(911,593,940)	(130,942,276)
Guarantee income	(8,825,212)	(6,249,651)	(8,922,475)	(1,281,633)
Exchange (gain)/loss	(13,412,516)	(53,953,395)	(17,153,258)	(2,463,910)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	410,590,040	(1,895,298,545)	(871,067,726)	(125,121,052)
(Increase)/decrease in other current assets	5,742,872	200,153	(110,110)	(15,816)
Increase/(decrease) in due to subsidiaries	(37,268,274)	1,177,359,405	(14,890,886)	(2,138,942)
Increase/(decrease) in other current liabilities	(10,018,710)	(166,056)	1,096,958	157,567
Net cash provided by operating activities	364,342,796	(720,173,347)	(876,075,652)	(125,840,394)

Cash flows from investing activities:
Cash paid for call option	—	—	(216,905,850)	(31,156,576)
Net cash used in investing activities	—	—	(216,905,850)	(31,156,576)

Cash flows from financing activities:
Proceeds from exercise of share options	69,929,453	44,278,857	38,245,122	5,493,568
Repurchase of convertible senior notes	(422,829,295)	—	(68,632)	(9,858)
Proceeds from issuance of convertible senior notes	—	—	585,301,500	84,073,300
Proceeds from issuance of ordinary shares		663,232,926	488,950,795	70,233,387
Issuance cost paid for issuance of convertible senior notes	—	—	(18,646,101)	(2,678,345)
Net cash used in financing activities	(352,899,842)	707,511,783	1,093,782,684	157,112,052

Effect of foreign exchange rate changes on cash and cash equivalents	(551,797)	464,662	245,789	35,306

Net increase/(decrease) in cash and cash equivalents	10,891,157	(12,196,902)	1,046,971	150,388
Cash and cash equivalents, beginning of year	4,815,606	15,706,763	3,509,861	504,160

Cash and cash equivalents, end of year	15,706,763	3,509,861	4,556,832	654,548

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	39,685,283	—	40,338,943	5,794,327